Altaba Inc.
Consolidated Schedule of Investments
As of March 31, 2020
($ in thousands)
Description				Shares	Fair Value $

Unaffiliated Investments:
Common Shares — 0.0%
Internet Software & Services - 0.0%
SeatGeek, Inc. (1)(2)				47,463	185
Total Common Shares (Cost — $9)					185

Fixed Income Securities		Rate % (3)	Final Maturity (4)	Principal $	Fair Value $
Money Market Funds — 37.7%
Fidelity Government Portfolio - Class I		0.34		1,142,826	1,142,826
Federated Government Obligations Fund - Premier Shares		0.37		3,514,673	3,514,673
Total Money Market Investments (Cost — $4,657,499)				4,657,499	4,657,499

	Rate Type	Rate % (5)(6)	Final Maturity	Principal $	Fair Value $
Short Term
Corporate Debt — 1.3%
Financial — 0.7%
Mass Mutual Global Funding II	Fixed	1.95	9/22/2020	20,000	20,072
Protective Life Global Funding	Fixed	2.16	9/25/2020	7,000	6,943
US Bank	Fixed	2.05	10/23/2020	25,000	25,000
Wells Fargo Bank	Fixed	2.60	1/15/2021	35,000	35,181
Total				87,000	87,196

Industrial — 0.6%
American Honda Finance Corp	Fixed	2.45	9/24/2020	20,000	19,858
American Honda Finance Corp	Fixed	2.65	2/12/2021	12,500	12,500
American Honda Finance Corp	Floating	1.92 (3 month LIBOR USD + 0.21)	2/12/2021	12,500	12,369
Apple Inc.	Floating	1.80 ( 3 month LIBOR USD + 0.07)	5/11/2020	7,000	6,997
Intel Corp	Floating	1.81 ( 3 month LIBOR USD + 0.08)	5/11/2020	11,000	10,910
Toyota Motor Credit Corporation	Floating	2.10 ( 3 month LIBOR USD + 0.26)	4/17/2020	12,000	12,003
Total				75,000	74,637

Total Corporate Debt (Cost — $161,756)				162,000	161,833

Commercial Paper — 51.6%
Allianz Finance Corporation	Zero Coupon	1.90	4/15/2020	30,000	29,976
Allianz Finance Corporation	Zero Coupon	1.79	5/19/2020	28,000	27,932
Australia and New Zealand Banking Group Limited	Zero Coupon	1.49	4/2/2020	75,000	74,994
Australia and New Zealand Banking Group Limited	Zero Coupon	1.49	4/20/2020	20,000	19,983
Australia and New Zealand Banking Group Limited	Zero Coupon	1.53	5/8/2020	15,000	14,976
Australia and New Zealand Banking Group Limited	Zero Coupon	1.53	5/26/2020	60,000	59,858
Bank of Nova Scotia	Zero Coupon	1.04	4/17/2020	50,000	49,975
Bank of Nova Scotia	Zero Coupon	1.04	4/23/2020	50,000	49,967
Bank of Nova Scotia	Zero Coupon	1.19	7/17/2020	35,000	34,875
Bank of Nova Scotia	Zero Coupon	1.19	7/24/2020	50,000	49,809
Bank of Nova Scotia	Zero Coupon	1.20	8/10/2020	100,000	99,561
BMW US Capital, LLC	Zero Coupon	1.55	4/14/2020	50,000	49,970
Canadian Imperial Bank of Commerce	Zero Coupon	1.80	4/1/2020	150,000	149,993
Canadian Imperial Bank of Commerce	Zero Coupon	1.79	4/3/2020	50,000	49,993
Canadian Imperial Bank of Commerce	Zero Coupon	1.79	4/28/2020	75,000	74,895
Cummins, Inc.	Zero Coupon	1.75	4/28/2020	115,000	114,844
Eli Lilly and Company	Zero Coupon	1.81	4/13/2020	175,000	174,886
Eli Lilly and Company	Zero Coupon	1.91	5/18/2020	65,000	64,835
Eli Lilly and Company	Zero Coupon	1.91	5/22/2020	200,000	199,449
Eli Lilly and Company	Zero Coupon	2.11	8/4/2020	127,000	126,062
Emerson Electric Co.	Zero Coupon	2.01	4/21/2020	65,000	64,924
Emerson Electric Co.	Zero Coupon	2.01	4/24/2020	100,000	99,866
Emerson Electric Co.	Zero Coupon	2.01	4/27/2020	100,000	99,849
Exxon Mobil Corporation	Zero Coupon	1.91	4/3/2020	50,000	49,992
Exxon Mobil Corporation	Zero Coupon	1.91	4/9/2020	20,000	19,990
Exxon Mobil Corporation	Zero Coupon	2.01	5/4/2020	50,000	49,905
Exxon Mobil Corporation	Zero Coupon	2.01	6/4/2020	75,000	74,728
Exxon Mobil Corporation	Zero Coupon	2.01	6/5/2020	45,000	44,834
Exxon Mobil Corporation	Zero Coupon	2.01	6/11/2020	75,000	74,699
Exxon Mobil Corporation	Zero Coupon	2.01	6/26/2020	30,000	29,854
Exxon Mobil Corporation	Zero Coupon	2.01	6/29/2020	50,000	49,749
Exxon Mobil Corporation	Zero Coupon	2.01	7/22/2020	22,000	21,861
Fédération des caisses Desjardins du Québec	Zero Coupon	1.57	4/9/2020	25,000	24,990
Fédération des caisses Desjardins du Québec	Zero Coupon	1.74	7/17/2020	100,000	99,479
Groupe BPCE	Zero Coupon	1.77	8/10/2020	50,000	49,676
Groupe BPCE	Zero Coupon	1.67	9/16/2020	100,000	99,216
Groupe BPCE	Zero Coupon	1.67	9/30/2020	100,000	99,149
Henkel Corporation	Zero Coupon	1.98	4/6/2020	90,000	89,970
Henkel Corporation	Zero Coupon	1.99	4/20/2020	30,000	29,967
Henkel Corporation	Zero Coupon	2.00	4/29/2020	30,000	29,952
Henkel Corporation	Zero Coupon	2.00	5/5/2020	40,000	39,922
Henkel Corporation	Zero Coupon	1.99	5/15/2020	50,000	49,876
ING Funding LLC	Zero Coupon	1.18	5/1/2020	100,000	99,898
ING Funding LLC	Zero Coupon	1.33	6/3/2020	100,000	99,763
John Deere Capital Corporation	Zero Coupon	2.07	4/20/2020	24,000	23,972
John Deere Capital Corporation	Zero Coupon	2.07	4/21/2020	50,000	49,940
John Deere Capital Corporation	Zero Coupon	2.07	4/27/2020	30,000	29,953
John Deere Capital Corporation	Zero Coupon	2.07	4/28/2020	100,000	99,839
John Deere Capital Corporation	Zero Coupon	2.13	5/14/2020	40,000	39,896
Koch Industries, Inc.	Zero Coupon	2.02	4/3/2020	40,000	39,993
Koch Industries, Inc.	Zero Coupon	2.03	4/8/2020	150,000	149,932
Koch Industries, Inc.	Zero Coupon	2.02	4/9/2020	300,000	299,849
Koch Industries, Inc.	Zero Coupon	2.08	4/17/2020	50,000	49,951
National Australia Bank Limited	Zero Coupon	1.39	4/28/2020	20,000	19,978
Nestle Capital Corporation	Zero Coupon	1.57	4/28/2020	144,000	143,825
Nestle Capital Corporation	Zero Coupon	2.06	6/9/2020	50,000	49,800
Nestle Capital Corporation	Zero Coupon	2.06	8/13/2020	50,000	49,614
Nestle Capital Corporation	Zero Coupon	2.06	8/17/2020	25,000	24,801
Nestle Capital Corporation	Zero Coupon	2.06	8/19/2020	50,000	49,597
Nestle Capital Corporation	Zero Coupon	2.06	9/14/2020	25,000	24,761
PACCAR Financial Corp.	Zero Coupon	1.75	4/23/2020	15,000	14,983
PACCAR Financial Corp.	Zero Coupon	1.78	5/26/2020	45,000	44,876
Roche Holdings, Inc.	Zero Coupon	1.39	4/2/2020	75,000	74,994
Roche Holdings, Inc.	Zero Coupon	1.39	4/3/2020	50,000	49,994
Roche Holdings, Inc.	Zero Coupon	1.40	4/8/2020	110,000	109,966
Roche Holdings, Inc.	Zero Coupon	1.40	4/14/2020	30,000	29,984
Roche Holdings, Inc.	Zero Coupon	1.43	4/20/2020	40,000	39,968
Roche Holdings, Inc.	Zero Coupon	1.41	4/30/2020	20,000	19,977
Santander UK plc	Zero Coupon	1.65	7/1/2020	80,000	79,663
Santander UK plc	Zero Coupon	1.67	8/18/2020	60,000	59,611
Santander UK plc	Zero Coupon	1.57	9/8/2020	80,000	79,440
Santander UK plc	Zero Coupon	1.57	9/11/2020	100,000	99,286
Simon Property Group, L.P.	Zero Coupon	1.51	4/1/2020	50,000	49,998
Simon Property Group, L.P.	Zero Coupon	1.52	4/9/2020	50,000	49,981
Simon Property Group, L.P.	Zero Coupon	1.58	4/13/2020	30,000	29,983
Simon Property Group, L.P.	Zero Coupon	1.53	4/17/2020	30,000	29,978
Simon Property Group, L.P.	Zero Coupon	1.54	4/27/2020	28,000	27,968
Simon Property Group, L.P.	Zero Coupon	1.56	5/20/2020	25,000	24,946
Sumitomo Mitsui Banking Corporation	Zero Coupon	1.66	5/15/2020	100,000	99,793
The Coca-Cola Company	Zero Coupon	2.11	4/15/2020	12,500	12,489
The Coca-Cola Company	Zero Coupon	2.11	4/17/2020	25,000	24,975
The Coca-Cola Company	Zero Coupon	2.12	5/8/2020	10,000	9,978
The Coca-Cola Company	Zero Coupon	2.20	6/15/2020	88,000	87,590
The Coca-Cola Company	Zero Coupon	2.21	6/19/2020	65,000	64,681
The Coca-Cola Company	Zero Coupon	2.19	7/20/2020	25,000	24,831
The Coca-Cola Company	Zero Coupon	2.19	7/21/2020	15,000	14,898
The Coca-Cola Company	Zero Coupon	2.19	7/23/2020	32,070	31,848
The Coca-Cola Company	Zero Coupon	2.23	8/13/2020	48,000	47,598
The Coca-Cola Company	Zero Coupon	2.20	8/18/2020	70,000	69,402
The Coca-Cola Company	Zero Coupon	2.09	9/15/2020	90,000	89,120
The Coca-Cola Company	Zero Coupon	2.10	9/22/2020	25,000	24,745
The Toronto-Dominion Bank	Zero Coupon	2.51	4/24/2020	100,000	99,833
The Toronto-Dominion Bank	Zero Coupon	2.46	5/5/2020	40,000	39,904
The Toronto-Dominion Bank	Zero Coupon	2.59	6/26/2020	60,000	59,624
Total Capital Canada Ltd.	Zero Coupon	1.28	4/14/2020	75,000	74,963
Toyota Motor Credit Corporation	Zero Coupon	1.32	4/27/2020	35,000	34,965
Toyota Motor Credit Corporation	Zero Coupon	1.45	7/20/2020	15,000	14,933
Toyota Motor Credit Corporation	Zero Coupon	1.45	7/21/2020	75,000	74,662
Unilever Capital Corporation	Zero Coupon	1.81	4/7/2020	120,000	119,958
Unilever Capital Corporation	Zero Coupon	1.81	4/14/2020	80,000	79,944
USAA Capital Corporation	Zero Coupon	1.41	6/2/2020	100,000	99,754
Total Commercial Paper (Cost — $6,371,787)				6,388,570	6,370,727

Certificates of Deposits — 7.0%
Bank of Montreal	Fixed	1.80	7/10/2020	100,000	100,194
Bank of Montreal	Fixed	1.80	7/2/2020	75,000	75,134
Bank of Montreal	Floating	1.97 (3 month LIBOR USD + 0.06)	4/3/2020	65,000	64,999
Bank of Nova Scotia	Floating	1.72 (1 month LIBOR USD + 0.14)	4/2/2020	200,000	200,020
Bank of Nova Scotia	Floating	1.17 (1 month LIBOR USD + 0.16)	4/9/2020	150,000	150,021
Bank of Nova Scotia	Floating	0.35 (Daily EFFR USD + 0.26)	4/16/2020	150,000	149,948
BNP Paribas	Fixed	1.85	7/2/2020	50,000	50,096
BNP Paribas	Floating	0.88 (3 month LIBOR USD + 0.10)	9/11/2020	75,000	74,466
Total Certificates of Deposits (Cost — $865,000)				865,000	864,878

Agency Notes - 2.0%
Federal Home Loan Banks	Zero Coupon	0.12	4/9/2020	50,000	49,998
Federal Home Loan Banks	Zero Coupon	0.14	5/28/2020	100,000	99,978
Federal Home Loan Banks	Zero Coupon	0.15	6/12/2020	100,000	99,970
Total Agency Notes (Cost — $249,416)				250,000	249,946

U.S. Government Debt — 3.9%
United States Treasury	Fixed	2.63	8/15/2020	71,567	72,137
United States Treasury	Fixed	2.13	8/31/2020	100,000	100,797
United States Treasury	Fixed	1.38	9/15/2020	100,000	100,547
United States Treasury	Fixed	2.00	9/30/2020	100,000	100,906
United States Treasury	Fixed	2.75	9/30/2020	100,000	101,266
Total U.S. Government Debt (Cost — $472,648)				471,567	475,653

Total Short Term Fixed Income Securities (Cost — $8,120,607) — 65.8%				8,137,137	8,123,037

Investment in Controlled Affiliate	Units	Fair Value $
Internet Software & Services
Excalibur IP, LLC (1)(2)	2,715	-
Total Investment in Controlled Affiliate (Cost — $0) — 0.0%		-

Total Unaffiliated Investments (Cost — $12,778,115)	12,794,636	12,780,721

Total Investments — 103.5%		12,780,721

Other Liabilities/Other Assets — (3.5)%		(426,288)
Net Assets Applicable to Common Shares — 100.0%		$12,354,433

(1) Non-income producing securities.
(2) Fair-value investment. Represents fair value measured in good faith under procedures approved by the Board of Directors, aggregate holdings equal to less than 1% of the net assets of the Fund.
(3) Presented rate represents the Money Market Fund's average 7-day % yield as of March 31, 2020.
(4) Money Market Funds do not have a set maturity date.
(5) For fixed and floating rate bonds, the rate presented is the coupon rate as of March 31, 2020. LIBOR stands for London Interbank Offered Rate. EFFR stands for Effective Federal Funds Rate.
(6) For zero coupon bonds, the rate presented is Yield as of March 31, 2020.

At March 31, 2020, the tax basis cost of the Fund's investments was $12,885,431 and the unrealized appreciation and depreciation were $3,785 and $108,495, respectively, with a net unrealized depreciation of $104,710.

Hierarchy of Fair Value Inputs

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing management’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table reflects the valuation level used in the consolidated schedule of investments as of March 31, 2020 for the Fund’s assets (in thousands):

	Level 1	Level 2	Level 3	Total
Unaffiliated investments:
Common shares	$-	$-	$185	$185
Money market funds	4,657,499	-	-	4,657,499
Fixed income securities:
Corporate debt	-	161,833	-	161,833
Commercial paper	-	6,370,727	-	6,370,727
Certificates of deposits	-	864,878	-	864,878
Agency notes	-	249,946	-	249,946
U.S. government debt	-	475,653	-	475,653
Investment in controlled affiliate:
Excalibur (1)	-	-	-	-

Total financial assets at fair value	$4,657,499	$8,123,037	$185	$12,780,721

(1) Excalibur assets relates to the Fund's patent portfolio.

The following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value (in thousands):

	Assets
	Total Investments in Securities	Unaffiliated Investments	Investment in Controlled Affiliate
Balance as of January 1, 2020	$52,685	$185	$52,500
Purchases	-	-	-
Sales	(52,500)	-	(52,500)
Change in unrealized appreciation (depreciation)	(52,500)	-	(52,500)
Realized gain (loss)	52,500	-	52,500
Transfers out of Level 3	-	-	-
Balance as of March 31, 2020	$185	$185	$-

The fair values of Altaba’s Level 1 financial assets and liabilities are based on quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. The fair values of Altaba’s Level 2 financial assets and liabilities are obtained using quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets in markets that are not active; and inputs other than quoted prices (e.g., interest rates and yield curves). Altaba utilizes a pricing service to assist in obtaining fair value pricing for the marketable debt securities.

Type of investment	Fair Value at March 31, 2020 (in thousands)	Valuation Technique	Unobservable Inputs
Unaffiliated investments - common shares	$185	Valuation model	Price per share	$3.90
Investment in controlled affiliate - Excalibur	$-	Market approach	Number of patents plus applications pending	2,715

Investments in Affiliates

 If the Fund’s holding represents ownership of 5% or more of voting securities of a company, the company is deemed to be an affiliate as defined in the 1940 Act. The Fund had the following transactions during the period ended March 31, 2020 with affiliated companies(1)(1):

Excalibur IP, LLC
Balance of patents held and applications pending at January 1, 2020	2,863
Change in patents held	(148)
Balance of patents held and applications pending at March 31, 2020	2,715
Fair value as of March 31, 2020(2)	$-
Change in unrealized appreciation (depreciation)(2)	$(52,500)
Distributions	$-
Net realized gain (loss)(2)	$52,500

(1)	Affiliated issuer, as defined in the 1940 Act.

(2)	In thousands.